Goodwill	12 Months Ended
Mar. 31, 2019
Disclosure Of Reconciliation Of Changes In Goodwill [Abstract]
Goodwill
7.	Goodwill

The Group completed the annual impairment test at March 31, 2019 for its five Cash Generating Units (“CGU’s”) and in 2018 of its three CGU’s. The Group’s CGU’s are categorized as follows: (i) the operations in Canada excluding ADT, (ii) the operations of ADT, (iii) the operations in France, (iv) EPM US operations and (v) ERP US operations. The Group concluded no impairment occurred during 2019 and 2018.

As at	March 31, 2019
	Canada	ADT	France	EPM US	ERP US	Total
	$	$	$	$		$
Beginning balance	20,060	9,794	1,858	-	-	31,712
Business acquisition	-	-	-	35,066	12,095	47,161
Foreign currency translation adjustment	-	-	(22)	582	201	761
Net carrying amount	20,060	9,794	1,836	35,648	12,296	79,634

As at	March 31, 2018
	Canada	ADT	France	EPM US	ERP US	Total
	$	$	$	$		$
Beginning balance	20,060	-	1,463	-	-	21,523
Business acquisition	-	9,794	-	-	-	9,794
Foreign currency translation adjustment	-	-	395	-	-	395
Net carrying amount	20,060	9,794	1,858	-	-	31,712

The recoverable amount of each CGU was determined based on the value-in-use calculations, covering a detailed three-year forecast, followed by an extrapolation of expected cash flows for the remaining useful lives using the declining growth rate determined by management. The present value of the expected cash flows using each CGU is determined by applying a suitable after tax value WACC reflecting current market assessments of the time value of money and the CGU-specific risks.

7.	Goodwill (CONT’D)

Key assumptions used in impairment testing by CGU are as follows:

As at	March 31, 2019
	Canada	ADT	France	EPM US	ERP US
	%	%	%	%	%
After tax WACC	12.4	12.4	14.2	13.6	13.6
Long-term growth rate of net operating cash flows*	3.5	3.5	3.5	3.5	3.5

* The long-term growth rate is based on published industry research.

As at	March 31, 2018
	Canada	ADT	France	EPM US	ERP US
	%	%	%	%	%
After tax WACC	11.0	12.4	15.1	-	-
Long-term growth rate of net operating cash flows*	3.5	3.5	3.5	-	-

* The long-term growth rate is based on published industry research.